SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	$ 5,152,997		$ 4,627,207		$ 3,771,818
Adjusted property EBITDA		1,430,439		1,219,342		1,042,064
Payments to the Philippine Parties		(37,181)		(41,939)		(42,451)
Pre-opening costs		(46,390)	[2]	(17,833)	[2]	(43,994)
Development costs		(7,619)		(5,433)		(1,202)
Amortization of land use rights		(19,970)		(19,956)		(22,670)
Depreciation and amortization		(523,592)		(521,582)		(520,726)
Integrated resort and casino rent	[3]	(12,714)		(8,436)		(1,911)
Share-based compensation		(29,270)		(27,368)		(35,473)
Property charges and other		(39,481)		(13,221)		(228,437)
Corporate and Other expenses		(113,796)		(78,947)		(80,241)
Operating income		600,426		484,627		64,959
Non-operating income (expenses):
Interest income		8,482		15,766		23,305
Interest expense, net of amounts capitalized		(464,904)		(486,721)		(492,391)
Other financing costs		(6,701)		(7,362)		(4,372)
Foreign exchange gains (losses), net		8,739		(15,492)		2,232
Other income, net		2,999		3,833		2,748
(Loss) gain on extinguishment of debt		(756)		(1,000)		1,611
Total non-operating expenses, net		(452,141)		(490,976)		(466,867)
Income (loss) before income tax		148,285		(6,349)		(401,908)
Income tax expense		(2,829)		(21,610)		(13,422)
Net income (loss)		145,456		(27,959)		(415,330)
Net loss attributable to noncontrolling interests		39,589		71,502		88,410
Net income (loss) attributable to Melco Resorts & Entertainment Limited		185,045		43,543		(326,920)
Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		4,247,025		3,772,655		3,077,312
Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		443,985		422,565		338,224
Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		290,718		285,933		208,885
Entertainment, Retail and Other [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		171,269		146,054		147,397
City of Dreams [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	2,736,775		2,282,256		1,930,483
Gaming taxes and license fees	[4]	(1,199,050)		(1,019,075)		(864,529)
Employee benefits expenses	[5]	(379,398)		(326,737)		(276,637)
Other segment items	[6]	(336,193)		(314,802)		(213,004)
Adjusted property EBITDA		822,134		621,642		576,313
City of Dreams [Member] | Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		2,370,998		1,957,079		1,649,551
City of Dreams [Member] | Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		170,802		161,939		144,147
City of Dreams [Member] | Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		105,741		102,293		77,142
City of Dreams [Member] | Entertainment, Retail and Other [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		89,234		60,945		59,643
Studio City [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	1,478,362		1,390,345		958,354
Gaming taxes and license fees	[4]	(553,156)		(526,250)		(365,220)
Employee benefits expenses	[5]	(267,577)		(253,104)		(195,510)
Other segment items	[6]	(263,829)		(269,752)		(190,834)
Adjusted property EBITDA		393,800		341,239		206,790
Studio City [Member] | Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		1,163,917		1,076,619		714,680
Studio City [Member] | Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		167,085		159,926		111,351
Studio City [Member] | Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		84,730		83,881		56,948
Studio City [Member] | Entertainment, Retail and Other [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		62,630		69,919		75,375
Altira Macau [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	107,022		125,096		110,825
Gaming taxes and license fees	[4]	(44,274)		(52,834)		(48,914)
Employee benefits expenses	[5]	(41,737)		(45,170)		(43,192)
Other segment items	[6]	(25,064)		(29,014)		(19,996)
Adjusted property EBITDA		(4,053)		(1,922)		(1,277)
Altira Macau [Member] | Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		86,605		104,686		91,556
Altira Macau [Member] | Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		12,149		11,770		10,975
Altira Macau [Member] | Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		8,106		8,507		8,194
Altira Macau [Member] | Entertainment, Retail and Other [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		162		133		100
Mocha and Other [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	107,050		122,596		117,700
Gaming taxes and license fees	[4]	(43,927)		(50,959)		(49,137)
Employee benefits expenses	[5]	(22,389)		(24,257)		(22,599)
Other segment items	[6]	(18,566)		(20,406)		(18,678)
Adjusted property EBITDA		22,168		26,974		27,286
Mocha and Other [Member] | Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		101,983		117,632		115,533
Mocha and Other [Member] | Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		0		0		0
Mocha and Other [Member] | Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		4,748		4,736		1,990
Mocha and Other [Member] | Entertainment, Retail and Other [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		319		228		177
City of Dreams Manila [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	411,104		472,337		495,097
Gaming taxes and license fees	[4]	(117,679)		(137,107)		(137,076)
Employee benefits expenses	[5]	(64,132)		(62,314)		(61,176)
Other segment items	[6]	(96,505)		(91,858)		(91,393)
Adjusted property EBITDA		132,788		181,058		205,452
City of Dreams Manila [Member] | Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		308,418		357,315		378,475
City of Dreams Manila [Member] | Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		50,329		53,494		57,652
City of Dreams Manila [Member] | Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		43,369		52,345		50,459
City of Dreams Manila [Member] | Entertainment, Retail and Other [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		8,988		9,183		8,511
City of Dreams Mediterranean and Other [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	300,170		234,577		159,359
Gaming taxes and license fees	[4]	(38,711)		(30,650)		(24,879)
Employee benefits expenses	[5]	(99,473)		(78,484)		(54,009)
Other segment items	[6]	(93,760)		(74,897)		(52,971)
Adjusted property EBITDA		68,226		50,546		27,500
City of Dreams Mediterranean and Other [Member] | Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		205,526		159,324		127,517
City of Dreams Mediterranean and Other [Member] | Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		43,620		35,436		14,099
City of Dreams Mediterranean and Other [Member] | Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		42,645		34,171		14,152
City of Dreams Mediterranean and Other [Member] | Entertainment, Retail and Other [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		8,379		5,646		$ 3,591
Other Operation [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	12,514		0
Gaming taxes and license fees	[4]	(2,422)		0
Employee benefits expenses	[5]	(7,361)		(14)
Other segment items	[6]	(7,355)		(181)
Adjusted property EBITDA		(4,624)		(195)
Other Operation [Member] | Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		9,578		0
Other Operation [Member] | Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		0		0
Other Operation [Member] | Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		1,379		0
Other Operation [Member] | Entertainment, Retail and Other [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		$ 1,557		$ 0

[1]	Revenues from the Corporate and Other category includes small charter flights and management services business during the years ended December 31, 2025, 2024 and 2023, which are insignificant and below the quantitative thresholds attributable to the operating segments, therefore are not included in the total for the reportable segment operating revenues. A reconciliation of segment operating revenues to total consolidated operating revenues is as follows:
[2]	Certain amounts of pre-opening costs are grouped and reported under the line item “Integrated resort and casino rent”.
[3]	“Integrated resort and casino rent” represents land rent and variable lease costs to Belle and casino rent to a subsidiary of John Keells.
[4]	The details of “Gaming taxes and license fees” are disclosed in Note 2(q) with certain amounts included in pre-opening costs.
[5]	“Employee benefits expenses” includes salaries, bonuses and incentives, benefits and allocated labor costs among segments. Certain amounts of “Employee benefits expenses” are included in Corporate and Other expenses, pre-opening costs, development costs, share-based compensation and property charges and other; and with certain amounts incurred during the construction and development stage of projects capitalized in property and equipment.
[6]	“Other segment items” mainly include cost of inventories, advertising and promotions expenses, repair and maintenance expenses, utilities and fuel expenses and other gaming operation expenses.